Taxation	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Taxation

14. Taxation
The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2024 £m	2023 £m	2022 £m
UK current year charge	186	207	200
Rest of World current year charge	1,458	1,371	1,351
Charge/(credit) in respect of prior periods	(92)	43	(60)
Current taxation	1,552	1,621	1,491
Deferred taxation	(1,026)	(865)	(784)
	526	756	707
In 2024, GSK made corporate income tax payments globally of £1.3 billion (2023: £1.3 billion), of which £106 million (2023: £205 million) was UK corporation tax paid to HMRC. These amounts are for corporate income tax only, and do not include the various other business taxes borne by GSK each year.
The deferred tax credits in each period reflect current year losses where offset against taxable profits in future periods is probable and the release of deferred tax liabilities. The latter relates primarily to the unwind of deferred tax liabilities on intangible assets.
The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2024 £m	2024%	2023 £m	2023%	2022 £m	2022%
Profit before tax	3,477		6,064		5,628
UK statutory rate of taxation	869	25.0	1,425	23.5	1,069	19.0
Differences in overseas taxation rates	185	5.3	159	2.6	318	5.6
Benefit of intellectual property incentives	(602)	(17.3)	(696)	(11.5)	(600)	(10.7)
R&D credits	(89)	(2.6)	(121)	(2.0)	(119)	(2.1)
Permanent differences on disposals, acquisitions and transfers	2	0.1	10	0.2	275	4.9
Other permanent differences	302	8.7	102	1.7	82	1.5
Re-assessments of prior year current tax estimates	(92)	(2.6)	43	0.7	(60)	(1.1)
Re-assessments of prior year deferred tax estimates	(40)	(1.2)	(147)	(2.4)	(233)	(4.1)
Changes in tax rates	(9)	(0.3)	(19)	(0.3)	(25)	(0.4)
Tax charge/tax rate	526	15.1	756	12.5	707	12.6
As a global biopharmaceutical company, we have a substantial business and employment presence in many countries around the world. The impact of differences in overseas taxation rates arose from profits being earned in countries with tax rates higher than the UK statutory rate, the most significant of which in 2024 were France, Germany and Italy. This adverse impact was offset by the benefit of intellectual property incentives such as the UK Patent Box and Belgian Innovation Income Deduction (IID) regimes, which provide a reduced rate of corporation tax on profits earned from qualifying patents. We claim these incentives in the manner intended by the relevant statutory or regulatory framework. The introduction of new global minimum corporate income tax rules introduced in the UK and Belgium with effect from 1 January 2024 (in line with the OECD’s Pillar 2 framework) resulted in a reduction in these incentives and an additional tax charge of £6 million.
Other permanent differences includes the impact of the partial deductibility of Zantac settlement costs.
The Group’s tax rate is also influenced by updates to estimates of prior period tax liabilities following closure of open issues with tax authorities in various jurisdictions and changes in tax rates.
Future tax charges, and therefore our effective tax rate, may be affected by factors such as acquisitions, disposals, restructuring, the location of research and development activity, tax regime reforms and resolution of open matters as we continue to bring our tax affairs up to date around the world.
14. Taxation continued

Tax on items charged to equity and statement of comprehensive income	2024 £m	2023 £m	2022 £m
Current taxation
Share-based payments	(4)	(1)	(3)
Defined benefit plans	–	(143)	–
Fair value movements on cash flow hedges	–	–	–
Fair value movements on equity investments	4	(6)	12
	–	(150)	9
Deferred taxation
Share-based payments	–	(6)	11
Defined benefit plans	122	184	(211)
Fair value movements on cash flow hedges	(1)	(1)	(9)
Fair value movements on equity investments	(21)	(8)	(68)
	100	169	(277)
Total charge/(credit) to equity and statement of comprehensive income	100	19	(268)
All of the above items have been charged to the statement of comprehensive income except for tax on share-based payments.
Issues relating to taxation
We are subject to taxation throughout our supply chain. The worldwide nature of our operations means that our cross-border supply routes, necessary to ensure supplies of medicines into numerous countries, can result in conflicting claims from tax authorities as to the profits to be taxed in individual countries. This can lead to double taxation (with the same profits taxed in more than one country). To mitigate the risk of double taxation, profits are recognised in territories by reference to the activities performed there and the value they generate. To ensure the profits recognised in jurisdictions are aligned to the activity undertaken there, and in line with current OECD guidelines, we base our transfer pricing policy on the arm’s length principle and support our transfer prices with economic analysis and reports. The Group also has open items in several jurisdictions concerning such matters as the deductibility of particular expenses and the tax treatment of certain business transactions. GSK applies a risk-based approach to determine the transactions most likely to be subject to challenge and the probability that the Group would be able to obtain compensatory adjustments under international tax treaties.
The calculation of the Group’s total tax charge therefore necessarily involves a degree of estimation and judgement in respect of certain items whose tax treatment cannot be finally determined until resolution has been reached with the relevant tax authority or, as appropriate, through a formal legal process. At 31 December 2024 the Group had recognised provisions of £636 million in respect of such uncertain tax positions (2023: £584 million). The net increase in recognised provisions during 2024 was driven by the reassessment of estimates and the agreement of a number of open issues with tax authorities in various jurisdictions. Whilst the ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of agreements with the relevant tax authorities, or litigation where appropriate, the Group continues to consider that it has made appropriate provision for periods which are open and not yet agreed by the tax authorities.
A provision for deferred tax liabilities of £159 million as at 31 December 2024 (2023: £165 million) has been made in respect of taxation that would be payable on the remittance of profits by certain overseas subsidiaries. Whilst the aggregate amount of unremitted profits at the balance sheet date was approximately £18 billion (2023: £18 billion), the majority of these unremitted profits would not be subject to tax (including withholding tax) on repatriation, as UK legislation relating to company distributions provides for exemption from tax for most overseas profits, subject to certain exceptions. Deferred tax is not provided on temporary differences of £696 million (2023: £869 million) arising on unremitted profits as management has the ability to control any future reversal and does not consider such a reversal to be probable.
14. Taxation continued
Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra- Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total
At 1 January 2023	(57)	(819)	992	1,099	794	1,661	57	1,642	5,369
Exchange adjustments	11	58	–	(70)	(24)	(2)	–	(100)	(127)
Credit/(charge) to income statement	72	229	(71)	223	(15)	335	12	80	865
Credit/(charge) to statement of comprehensive income	–	–	–	–	(184)	–	5	10	(169)
Acquisitions/disposals	–	(144)	–	–	–	–	–	–	(144)
R&D credits utilisation	–	–	–	–	–	–	–	(56)	(56)
At 31 December 2023	26	(676)	921	1,252	571	1,994	74	1,576	5,738
Exchange adjustments	9	(37)	2	(10)	(5)	–	–	11	(30)
Credit/(charge) to income statement	97	197	50	32	(103)	455	(8)	306	1,026
Credit/(charge) to statement of comprehensive income	–	–	–	–	(122)	–	–	22	(100)
Acquisitions/disposals	–	(190)	–	–	–	–	–	–	(190)
R&D credits utilisation	–	–	–	–	–	–	–	(69)	(69)
At 31 December 2024	132	(706)	973	1,274	341	2,449	66	1,846	6,375
Deferred tax liabilities in relation to intangible assets predominantly relate to temporary differences arising as a result of historic business combinations. Acquisitions within the year predominantly relate to Aiolos Bio, Inc. (see Note 41, 'Acquisitions and disposals').
The Group continues to recognise deferred tax assets on future obligations in respect of contingent consideration amounts payable to minority shareholders. These payments are tax deductible at the point in time at which payment is made.
A deferred tax asset is recognised on intra-Group profits arising on inter-company inventory which are eliminated within the consolidated accounts. As intra-Group profits are not eliminated from the individual entities’ tax returns a temporary difference arises that will reverse at the point in time inventory is sold externally.
The deferred tax asset of £2,449 million (2023: £1,994 million) recognised on tax losses relates to trading losses. Such deferred tax assets are only recognised to the extent Group long-range forecasts indicate sufficient future taxable profits will be available to utilise such assets (forecast by around 2030). Other net temporary differences included accrued expenses for which a tax deduction is only available on a paid basis.The Group has adopted the mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules, as required under IAS 12.
Deferred tax asset and liabilities are recognised on the balance sheet as follows:

	2024 £m	2023 £m
Deferred tax assets	6,757	6,049
Deferred tax liabilities	(382)	(311)
	6,375	5,738

		2024		2023
Unrecognised tax losses and attributes	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m
Trading losses and attributes expiring:
Within 10 years	1,034	145	939	149
More than 10 years	1,598	84	1,238	66
Available indefinitely	693	161	228	47
At 31 December	3,325	390	2,405	262

Capital losses expiring:
Available indefinitely	2,253	565	2,261	567
At 31 December	2,253	565	2,261	567
Deferred tax assets are only recognised where it is probable that future taxable profit will be available to utilise losses.